Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)
Total income tax expense consists of the following components:

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Current	$—	$10	$85
Deferred	90,593	84,393	65,510
Total income tax expense	$90,593	$84,403	$65,595

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation between the federal statutory income tax rate and our effective income tax rate:

	For the years ended December 31,
	2023	2022	2021
Federal statutory income tax rate	21.0%	21.0%	21.0%
State provision	0.6	0.6	0.5
Share-based and other compensation	0.4	0.5	0.6
Warrant gain	—	(0.1)	—
Other	—	0.4	—
Effective income tax rate	22.0%	22.4%	22.1%

Schedule of net deferred tax asset (liability)
The components of our net deferred tax liability are summarized as follows:

	As of December 31,
	2023	2022
Deferred tax asset:	(In Thousands)
Unrealized loss on investments	$36,085	$53,205
Net operating loss carryforward	8,910	8,898
Share-based compensation	6,026	6,320
Unearned premium reserve	3,957	5,264
Accrued expenses	1,369	1,430
Other	1,190	957
Total gross deferred tax asset	57,537	76,074
Less: valuation allowance	(9,169)	(8,888)
Total deferred tax asset	48,368	67,186
Deferred tax liability:
Contingency reserve	(331,342)	(242,192)
Deferred acquisition costs	(13,586)	(12,653)
Capitalized software	(2,496)	(4,737)
Other	(2,517)	(1,463)
Total deferred tax liability	(349,941)	(261,045)
Net deferred income tax (liability)	$(301,573)	$(193,859)